Loans to Third Parties	12 Months Ended
Dec. 31, 2021
Loans To Third Parties [Abstract]
Loans to third parties

Note 5 — Loans to third parties

Loans to third parties consisted of the following:

	As of December 31,
	2021	2020

Unsecured loan receivable from third parties (1)	$300,000	$704,981
Guaranteed loan receivable from media business (2)	68,468,129	68,095,019
	68,768,129	68,800,000
Less: Long term portion	(64,951,511)	(63,434,483)
Prepayments, deposits and other assets – current portion	$3,816,618	$5,365,517

(1)

As of December 31, 2020, the loan to third party amounted to $704,981 with annual interest rate approximately 8%, unsecured and within one year. The loan was collected upon maturity.

As of December 31,2021, the loan to third party amounted to $300,000 with annual interest approximately 4.85% upon maturity, unsecured and due on March 7,2022. The interest rate raised to 10% after March 7, 2021. As of this filing date, the Company has not received any repayment from this loan.

(2)	Pursuant to the agreement with Shenzhen Kezhi Technology Co., Ltd.(“Kezhi”) on September 25, 2020 and a series of amendments entered during the period from September 25, 2020 to May 16, 2021, the Company intends to expand to media business through Kezhi. The Company originally planned to acquire certain media business assets from Kezhi, however, due to uncertainties in COVID-19, the Company and Kezhi ultimately reached into a final agreement (“Final agreement”) on May 16, 2021. Pursuant to the Final agreement, the Company agreed to extend a working capital support loan to Kezhi in aggregated of $69,723,504 (RMB444,320,000) with expected annual returns over two years and coupon interest rate of 5%. The company collected $1,255,375 (RMB8,000,000) in fiscal year 2021. As of December 31, 2021, the outstanding balance was $68,468,129 (RMB436,320,000). The expected annual return is as follows:

Twelve months ending December 31,	Expected annual return schedule
2022	$3,516,618
2023	64,951,511
Total return payments	$68,468,129

The effective annual interest rate based on the expected annual return schedule was approximately 5%. The repayment of loan is guaranteed by a third-party company. As of December 31, 2021, based on the above repayment plan, the Company included $3,516,618 principal portion of the loan receivable in the current portion of loans to third parties and included $64,951,511 in the non-current portion of loans to third parties. The company collected $3,952,280 subsequently as of the date of this report.